CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,497)	$ (6,457)	$ (6,738)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,166	6,338	5,067
Stock-based compensation	8,095	7,731	4,817
Capital loss		18	20
Increase in accrued severance pay, net	(8)	(13)
Decrease (increase) in other assets	100	(532)	6
Decrease in accrued interest and amortization of premium on marketable securities	793	366	212
Decrease (increase) in trade receivables	(6,851)	3,328	(8,139)
Decrease (increase) in other receivables and prepaid expenses	(1,321)	(2,749)	1,159
Decrease (increase) in inventories	3,689	(3,835)	3,233
Increase in long-term deferred taxes, net	(224)	(77)	(931)
Increase (decrease) in trade payables	3,109	(1,618)	(1,287)
Increase (decrease) in employees and payroll accruals	1,073	(2,053)	2,392
Increase (decrease) in deferred revenues	1,911	(2,823)	(7,089)
Increase (decrease) in other payables and accrued expenses	2,800	(988)	84
Liability related to settlement of OCS grants (See Note 11a)		(15,886)	15,886
Net cash provided by (used in) operating activities	15,835	(19,250)	8,692
Cash flows from investing activities:
Decrease in restricted cash and deposits		146	913
Investments in short-term bank deposits	(50,500)		(54,042)
Proceeds from short-term bank deposits	29,500	40,042
Purchase of property and equipment	(3,391)	(2,706)	(3,820)
Investment in available-for sale marketable securities	(22,736)	(32,805)	(8,194)
Proceeds from sales of available-for-sale marketable securities		2,597	750
Proceeds from maturity of available-for-sale marketable securities	8,266	3,864	9,986
Loan granted to third party	(2,735)
Repayment of loan to third party	652
Payments (and loan issued) for subsidiaries acquired, net of cash (see schedule A below)			(24,892)
Net cash (used in) provided by investing activities	(40,944)	11,138	(79,299)
Cash flows from financing activities:
Proceeds from exercise of stock options	1,476	899	5,903
Repayment of bank loan			(1,952)
Net cash provided by financing activities	1,476	899	3,951
Decrease in cash and cash equivalents	(23,633)	(7,213)	(66,656)
Cash and cash equivalents at the beginning of the year	42,813	50,026	116,682
Cash and cash equivalents at the end of the year	19,180	42,813	50,026
Supplementary cash flow information:
Cash paid (received) during the year for taxes	82	(9)	(48)
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)			(4,501)
Equipment and other assets			597
Intangible assets			14,025
Goodwill			17,663
Deferred tax assets, net			409
Long-term liabilities			(1,952)
Total Consideration			26,241
Non cash - Contingent Consideration (See also note 1b)			(1,349)
Payments (and loan issued) for subsidiaries acquired, net of cash			24,892
Proceeds from exercise of stock options		$ 27